Selling, Administrative and General Expenses (Details) - ILS (₪)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Selling, General and Administrative Expense [Abstract]
Salary	₪ 0	₪ 0
Advertising	0	11,794
Rent	0	0
Management fees	420,000	420,001
Communication	1,746	1,705
Professional services	176,615	194,147
Travel abroad	0	0
Maintenance and Electricity	808	1,997
Office expenses	0	0
Refreshments	0	0
Taxes and fees	2,715	0
Travel and parking	342	1,141
Depreciation expenses	1,641	7,012
Selling, Administrative and General Expenses	₪ 603,867	₪ 637,797